CAPITAL STRUCTURE AND FINANCIAL ITEMS - SHARE CAPITAL, DISTRIBUTION TO SHAREHOLDERS AND EARNINGS PER SHARE - Cash Distribution to Shareholders (Details) - DKK DKK in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year		DKK 7,396	DKK 7,600	DKK 0
Dividend for prior year		11,448	16,230	12,905
Share repurchases for the calendar year		16,845	15,057	17,196
Total	DKK 35,700	DKK 35,689	DKK 38,887	DKK 30,101